Share-based payments	12 Months Ended
Mar. 31, 2021
Disclosure of Share-based payments [Abstract]
Disclosure of share-based payment arrangements [text block]
27.	Share-based payments

The Group had issued stock options under Associate Stock Option Plan (ASOP) 1999, ASOP 2000, ASOP 2002, ASOP 2005, ASOP 2007 and ASOP 2014. The Compensation Committee grants the options on the basis of performance, criticality and potential of the employees as identified by the management. Each option entitles the holder to purchase one American Depository Share (ADS) at an exercise price determined by the Compensation committee on the date of the grant. There are no options outstanding in respect of ASOP 1999, ASOP 2000, ASOP 2002, ASOP 2005 and ASOP 2007 as of March 31, 2021. The plan details of ASOP 2014 are as follows:

Associate Stock Option Plan 2014

During July 2014, the shareholders of the Company approved a new scheme for allotment of shares to employees i.e. Associate Stock Option Plan 2014. 2,50,00,000 shares are reserved for this plan. Consequently 58,70,800 options were granted to the employees on January 20, 2015. The Company has granted additional 4,65,000, 72,20,000. 3,35,000, 1,50,000, 5,25,000 and 1,84,300 options to employees during the year 2020-21, 2019-20, 2018-19, 2017-18, 2016-17 and 2015-16 respectively.

The options vest in the following manner:

4,304,600 Options (Option Plan I): 3/5th of the options vest at the end of one year from the date of grant. The remaining 2/5th vests at the end of every half year during second and third years from the date of grant in four equal instalments

6,612,700 Options (Option Plan II): 2/5th of the options vest at the end of one year from the date of grant. The remaining 3/5th vests at the end of every half year during second, third and fourth years in six equal instalments

3,832,800 Options (Option Plan III): 2/5th of the options vest at the end of two years from the date of grant. The remaining 3/5th vests at the end of every half year during third, fourth and fifth years in six equal instalments.

The execrcise period of ASOP’s issued during the years 2015 and 2016 which have already vested as on March 31, 2021 ,has been extended by 2 and 1 more year respectively from the actual exercise period provided at the time of issue. The summary of modification is as follows:

No of options (Live as on March 31, 2021)	Original Exercise period	Revised Exercise period
15,67,278	19-Jan-21	19-Jan-23
15,900	23-Apr-21	23-Apr-23
5,000	19-Oct-22	19-Oct-23

The stock options can be exercised within a period of twelve months from the date of last vesting
.

As the number of stock options and the price of those options were made known to each allottee, the Plan has been considered as a fixed price grant. Stock option activity under the ASOP 2014 and ASOP 2007 Plan is as follows:

		Weighted		Weighted		Weighted
		average		average		average
No. of options granted,	Number of	exercise	Number of	exercise	Number of	exercise
exercised and forfeited	options	price in ₹	options	price in ₹	options	price in ₹
	2021	2021	2020	2020	2019	2019
Outstanding at the beginning of the year	11,056,100	70.90	4,588,300	78.84	5,180,440	78.79
Granted during the year	465,000	118.05	7,220,000	89.55	335,000	115.79
Forfeited during the year	(726,000)	81.43	(673,300)	67.55	(467,440)	79.10
Expired during the year	-	-	-	-	-	-
Exercised during the year	(3,014,822)	81.43	(78,900)	67.55	(459,700)	79.10
Outstanding at the end of the year	7,780,278	86.13	11,056,100	70.90	4,588,300	78.84
Exercisable at the end of the year	6,582,070	81.99	4,281,090	77.92	4,441,848	78.28

The fair value of stock options granted has been measured using the Black Scholes model at the date of the grant. The Black Scholes model includes assumptions regarding dividend yields, expected volatility, expected term (or “option life”) and risk free interest rates. In respect of the options granted, the expected term is estimated based on the vesting term, contractual term as well as expected exercise behavior of the employees receiving the option. Expected volatility of the option is based on historical volatility, during a period equivalent to the option life, of the observed market prices of the Company’s publicly traded equity shares. Share prices for the year 2011-12 have been eliminated in determining volatility as there had been extra ordinary price movements during the said period on account of capital infusion by promoters. Dividend yield of the options is based on the recent dividend activity. Risk-free interest rates are based on the Government securities yield in effect at the time of the grant. These assumptions reflect management’s best estimates, but these assumptions involve inherent market uncertainties based on market conditions generally outside the Company’s control. As a result, if other assumptions had been used in the current period, stock-based compensation expense could have been materially impacted. Further, if management uses different assumptions in the future periods, stock compensation expense could be materially impacted in future years
.

The estimated fair value of stock options is charged to income on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award were, in substance, multiple awards
.

A summary of information about fixed price stock options outstanding with respect to ASOP 2014 is furnished below:

			Weighted			Weighted
	Range of	Number	average	Weighted average	Number	average
	exercise price	outstanding on	exercise price	remaining	exercisable on	exercise price
As at	in ₹	March 31	in ₹	contractual life	March 31	In ₹
March 31, 2021	57.66 - 152.56	7,780,278	86.13	0.55 - 4.83 years	6,582,070	86.13
March 31, 2020	57.66 - 146.23	11,056,100	70.90	0.80 - 4.84 years	4,281,090	70.90
March 31, 2019	57.66 - 146.23	4,588,300	78.84	0.80 - 5.84 years	4,441,848	78.84

The assumptions used in Black Scholes model to arrive at the fair value on grant date for the options granted during the year are summarised below:

Grant date	May 5, 2020	'Jan 28, 2021
Category	Category III	Category III
Current market price	75.65	169.52
Exercise price	68.08	152.56
Expected term	2-5 years	2-5 years
Volatility	52.08% to 90.94%	66.40% to 135.87%
Dividend yield	12%	12%
Discount rate	1%	1%